Other Operating Expenses - Summary of Impairments and Reversals of Property and Equipment and Intangibles (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Property development [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	€ 3
Total	3
Software and other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		€ 1
Total		1
(Reversals of) other impairments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	9	5
Reversals of impairments	(2)	(2)
Total	7	3
Property and equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	5	4
Reversals of impairments	(2)	(2)
Total	€ 4	€ 2